TRADE AND OTHER PAYABLES (Tables)	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Trade and other payables
	March 31, 2019	December 31, 2018
	$	$

Trade Payables	38,670	63,279
Accrued Liabilities	68,901	66,000

	106,761	129,279